OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 99.2%
14,937	Avantis International Small Cap Value ETF	$1,403,629
2,522	Avantis U.S. Small Cap Value ETF	257,194
1,484	Defiance Quantum ETF	162,735
15,774	Dimensional International Small Cap Value ETF(a)	599,412
9,400	Dimensional International Value ETF	469,060
2,632	Invesco S&P SmallCap Information Technology ETF(a)	148,987
2,523	iShares Biotechnology ETF(a)	425,807
7,180	iShares International Select Dividend ETF(a)	283,251
15,678	iShares Latin America 40 ETF(a)	477,395
1,731	iShares MSCI ACWI ex U.S. ETF(a)	116,202
5,974	iShares MSCI Canada ETF	322,178
5,247	iShares MSCI International Momentum Factor ETF	251,699
430	iShares U.S. Aerospace & Defense ETF	92,317
1,098	JPMorgan BetaBuilders Canada ETF	102,114
58,457	State Street SPDR Portfolio S&P 500 ETF	4,689,420
818	VanEck Oil Services ETF	232,942
5,072	Vanguard FTSE Emerging Markets ETF	272,671
2,897	Vanguard Growth ETF	1,413,329
1,675	Vanguard Mid-Cap Growth ETF	467,560
1,005	Vanguard Small-Cap Growth ETF(a)	303,621
3,536	WisdomTree Japan Hedged Equity Fund	509,750
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,698,722)	13,001,273

	OPEN END FUND — 0.0%(c)
	EQUITY - 0.0%(c)
1	Kopernik Global All-Cap Fund, Class I (Cost $20)	18

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OCEAN PARK TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.0%
	COLLATERAL FOR SECURITIES LOANED - 8.2%
1,070,195	First American Government Obligations Fund, Class X, 3.67%(b)(d) (Cost $1,070,195)	$1,070,195

	MONEY MARKET FUND - 0.8%
101,729	First American Government Obligations Fund, Class X, 3.67%(d) (Cost $101,729)	101,729

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,171,924)	1,171,924

	TOTAL INVESTMENTS - 108.2% (Cost $12,870,666)	$14,173,215
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(1,072,784)
	NET ASSETS - 100.0%	$13,100,431

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $1,034,020, as of December 31, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $1,070,195 at December 31, 2025.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

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